Applicable laws and regulations - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Dynamic provision	$ 0
Capital reserves	95,210	$ 95,210
Restructured loans	67,500	$ 40,500
Regulatory Provisions
Statement [Line Items]
Provisions for individual loans	$ 4,549,000
Minimun of the year
Statement [Line Items]
Percentage of liquid assets	30.00%
Normal
Statement [Line Items]
Percentage of reserve for credit losses	0.00%
Special mention
Statement [Line Items]
Percentage of reserve for credit losses	20.00%
Substandard
Statement [Line Items]
Percentage of reserve for credit losses	50.00%
Doubtful
Statement [Line Items]
Percentage of reserve for credit losses	80.00%
Unrecoverable
Statement [Line Items]
Percentage of reserve for credit losses	100.00%
Superintendence of Banks of Panama
Statement [Line Items]
Percentage of liquidity coverage ratio	264.60%	205.80%
Maturity of deposits in overseas up	186 days
Percentage of liquidity index	47.20%	93.40%
Dynamic provision	$ 145,000	$ 136,000
Superintendence of Banks of Panama | Minimun of the year
Statement [Line Items]
Percentage of liquidity coverage ratio	100.00%	100.00%